Exhibit 99.1

World Omni Auto Receivables Trust 2020-C
Monthly Servicer Certificate
December 31, 2022

Dates Covered
Collections Period	12/01/22 - 12/31/22
Interest Accrual Period	12/15/22 - 01/16/23
30/360 Days	30
Actual/360 Days	33
Distribution Date	01/17/23

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 11/30/22	428,110,518.30	26,928
Yield Supplement Overcollateralization Amount 11/30/22	10,955,157.23	0
Receivables Balance 11/30/22	439,065,675.53	26,928
Principal Payments	17,423,814.18	443
Defaulted Receivables	347,298.96	18
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 12/31/22	10,234,136.20	0
Pool Balance at 12/31/22	411,060,426.19	26,467

Pool Statistics	$ Amount	# of Accounts
Pool Factor	31.95%
Prepayment ABS Speed	1.06%
Aggregate Starting Principal Balance	1,318,405,815.29	46,124

Delinquent Receivables:
Past Due 31-60 days	4,485,296.90	219
Past Due 61-90 days	1,437,564.36	67
Past Due 91-120 days	217,808.93	9
Past Due 121+ days	0.00	0
Total	6,140,670.19	295

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.46%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.39%
Delinquency Trigger Occurred	NO

Recoveries	206,712.80
Aggregate Net Losses/(Gains) - December 2022	140,586.16
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.38%
Prior Net Losses/(Gains) Ratio	0.16%
Second Prior Net Losses/(Gains) Ratio	0.42%
Third Prior Net Losses/(Gains) Ratio	0.06%
Four Month Average	0.26%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.28%

Overcollateralization Target Amount	6,324,057.64
Actual Overcollateralization	6,324,057.64
Weighted Average Contract Rate	3.92%
Weighted Average Contract Rate, Yield Adjusted	5.67%
Weighted Average Remaining Term	37.03

Flow of Funds	$ Amount
Collections	19,038,767.82
Investment Earnings on Cash Accounts	43,932.91
Servicing Fee	(365,888.06)
Transfer to Collection Account	-
Available Funds	18,716,812.67

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	157,380.41
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	27,383.25
(5) Noteholders' Second Priority Principal Distributable Amount	0.00
(6) Class C Interest	21,892.50
(7) Noteholders' Third Priority Principal Distributable Amount	10,726,034.47
(8) Required Reserve Account	0.00
(9) Noteholders' Principal Distributable Amount	6,324,057.64
(10) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(11) Distribution to Certificateholders	1,460,064.40
(12) Collection Account Redeposits	0.00

Total Distributions of Available Funds	18,716,812.67

Servicing Fee	365,888.06
Unpaid Servicing Fee	0.00
Change in amount of the unpaid servicing fee from the prior period	0.00

Note Balances & Note Factors	$ Amount
Original Class A	1,199,070,000.00
Original Class B	37,770,000.00
Original Class C	18,900,000.00

Total Class A, B, & C
Note Balance @ 12/15/22	421,786,460.66
Principal Paid	17,050,092.11
Note Balance @ 01/17/23	404,736,368.55

Class A-1
Note Balance @ 12/15/22	0.00
Principal Paid	0.00
Note Balance @ 01/17/23	0.00
Note Factor @ 01/17/23	0.0000000%

Class A-2
Note Balance @ 12/15/22	0.00
Principal Paid	0.00
Note Balance @ 01/17/23	0.00
Note Factor @ 01/17/23	0.0000000%

Class A-3
Note Balance @ 12/15/22	260,496,460.66
Principal Paid	17,050,092.11
Note Balance @ 01/17/23	243,446,368.55
Note Factor @ 01/17/23	58.4210527%

Class A-4
Note Balance @ 12/15/22	104,620,000.00
Principal Paid	0.00
Note Balance @ 01/17/23	104,620,000.00
Note Factor @ 01/17/23	100.0000000%

Class B
Note Balance @ 12/15/22	37,770,000.00
Principal Paid	0.00
Note Balance @ 01/17/23	37,770,000.00
Note Factor @ 01/17/23	100.0000000%

Class C
Note Balance @ 12/15/22	18,900,000.00
Principal Paid	0.00
Note Balance @ 01/17/23	18,900,000.00
Note Factor @ 01/17/23	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	206,656.16
Total Principal Paid	17,050,092.11
Total Paid	17,256,748.27

Class A-1
Coupon	0.20684%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.35000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.48000%
Interest Paid	104,198.58
Principal Paid	17,050,092.11
Total Paid to A-3 Holders	17,154,290.69

Class A-4
Coupon	0.61000%
Interest Paid	53,181.83
Principal Paid	0.00
Total Paid to A-4 Holders	53,181.83

Class B
Coupon	0.87000%
Interest Paid	27,383.25
Principal Paid	0.00
Total Paid to B Holders	27,383.25

Class C
Coupon	1.39000%
Interest Paid	21,892.50
Principal Paid	0.00
Total Paid to C Holders	21,892.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.1645692
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	13.5777248
Total Distribution Amount	13.7422940

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.2500506
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	40.9159658
Total A-3 Distribution Amount	41.1660164

A-4 Interest Distribution Amount	0.5083333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.5083333

B Interest Distribution Amount	0.7250000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.7250000

C Interest Distribution Amount	1.1583333
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.1583333

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	629.09
Noteholders' Principal Distributable Amount	370.91

Account Balances	$ Amount
Reserve Account
Balance as of 12/15/22	12,588,844.52
Investment Earnings	41,846.71
Investment Earnings Paid	(41,846.71)
Deposit/(Withdrawal)	-
Balance as of 01/17/23	12,588,844.52
Change	-

Required Reserve Amount	12,588,844.52

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$2,258,416.61	$2,162,057.83	$2,960,597.05
Number of Extensions	112	104	131
Ratio of extensions to Beginning of Period Receivables Balance	0.51%	0.47%	0.62%